Note 2 - Business Combinations (Details) - Revenues and net income attributable to Internet Initiative Japan Inc. In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 IIJ-Global [Member] JPY (¥)
Note 2 - Business Combinations (Details) - Revenues and net income attributable to Internet Initiative Japan Inc. [Line Items]
Revenues (in Yen and Dollars)	$ 1,128,382	¥ 106,248,486	¥ 97,314,605	¥ 82,418,206	¥ 15,094,218
Net income attributable to Internet Initiative Japan Inc.	56,294	5,300,654	3,640,963	3,203,368	690,761
Revenues					92,583,743
Net income attributable to Internet Initiative Japan Inc.					¥ 4,800,412